Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
11.	Leases

This note provides information for leases where the Group is a lessee.

(a)	Amounts recognized in the consolidated statements of financial position

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Right-of-use assets
Office buildings	250	2,443
Charging stations	4,554	351
	4,804	2,794
Lease liabilities
Current	1,254	1,469
Non-current	3,298	1,121
	4,552	2,590

The movement in the carrying amount of right-of-use assets during the years indicated is as follows:

	Office buildings	Charging stations	Total
	RMB’000	RMB’000	RMB’000

Year ended December 31, 2024
Opening carrying amount	12,231	1,795	14,026
Additions	—	4,025	4,025
Depreciation charge	(4,870)	(1,266)	(6,136)
Disposals	(3,950)	—	(3,950)
Disposal of subsidiaries	(3,161)	—	(3,161)
Closing carrying amount	250	4,554	4,804
At December 31, 2024
Cost	9,368	14,804	24,172
Accumulated depreciation	(9,118)	(10,250)	(19,368)
Carrying amount	250	4,554	4,804
Year ended December 31, 2025
Opening carrying amount	250	4,554	4,804
Additions	3,258	—	3,258
Depreciation charge	(1,065)	(581)	(1,646)
Disposals	—	(3,622)	(3,622)
Closing carrying amount	2,443	351	2,794
At December 31, 2025
Cost	12,626	11,182	23,808
Accumulated depreciation	(10,183)	(10,831)	(21,014)
Carrying amount	2,443	351	2,794

The movement in the carrying amount of lease liabilities during the years indicated is as follows:

	Office buildings	Charging stations	Total
	RMB’000	RMB’000	RMB’000

Year ended December 31, 2024
Opening balance	12,413	1,677	14,090
Additions	—	4,025	4,025
Interest expense recognized during the year	427	137	564
Payments	(4,776)	(1,287)	(6,063)
Disposals	(4,396)	—	(4,396)
Disposal of subsidiaries	(3,668)	—	(3,668)
Closing balance	—	4,552	4,552
Year ended December 31, 2025
Opening balance	—	4,552	4,552
Additions	3,258	—	3,258
Interest expense recognized during the year	70	22	92
Payments	(1,133)	(521)	(1,654)
Disposals	—	(3,658)	(3,658)
Closing balance	2,195	395	2,590

The weighted average interest rates of incremental borrowings applied to the calculation of lease liabilities were 4.18% and 4.40% per annum as of December 31, 2024 and 2025, respectively.

The maturity analysis of lease liabilities is disclosed in Note 3.1(b).

(b)	Amounts recognized in profit or loss and cash outflows

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Depreciation charge of right-of-use assets
—Office buildings	5,532	4,870	1,065
—Charging stations	2,628	1,266	581
Interest expense (included in finance costs)	783	564	92
Expense relating to short-term leases not included in lease liabilities (included in cost of revenues, selling and marketing expenses, administrative expenses and research and development expenses)	16,732	19,826	147
	25,675	26,526	1,885

The total cash outflows for leases in financing activities during the years indicated are as below:

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Principal element of lease payments	7,231	5,499	1,562
Related interest paid	714	564	92
	7,945	6,063	1,654

The total cash outflows for leases in operating activities during the years ended December 31, 2023, 2024 and 2025 amounted to RMB16.7 million, RMB19.8 million and RMB0.1 million, respectively.